Concentration of Risk	12 Months Ended
Dec. 31, 2019
CONCENTRATION OF RISK [Abstract]
Concentration of Risk

4.                  CONCENTRATION OF RISK

a. Concentration of Credit Risk

Financial instruments that potentially expose the Sogou Group to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, and financing receivables.

Cash, Cash Equivalents, Restricted Cash, and Short-term Investments

As of December 31, 2018, approximately 40% of the Sogou Group’s cash and cash equivalents and short-term investments were held in fourteen financial institutions in mainland China, approximately 31% of the Sogou Group’s cash and cash equivalents and short-term investments were held in four financial institutions in Hong Kong, and approximately 14% of the Sogou Group’s cash and cash equivalents and short-term investments were held in one financial institution in Macau. The remaining cash and cash equivalents and short-term investments were held in one financial institution in New York.

As of December 31, 2019, approximately 53% of the Sogou Group’s cash, cash equivalents, restricted cash, and short-term investments were held in seventeen financial institutions in mainland China; approximately 27% of the Sogou Group’s cash, cash equivalents, restricted cash, and short-term investments were held in four financial institutions in Hong Kong; and approximately 20% of the Sogou Group’s cash, cash equivalents, restricted cash, and short-term investments were held in one financial institution in Macau. The remaining cash, cash equivalents, restricted cash, and short-term investments were held in one financial institution in New York.

The Sogou Group holds its cash, cash equivalents, restricted cash, and short-term investments at financial institutions that are among the largest and most respected in the PRC and at international financial institutions with high ratings from internationally-recognized rating agencies. The Sogou Group’s management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves.

Management expects that any additional institutions that the Sogou Group uses for its cash, cash equivalents, restricted cash, and short-term investments will be chosen with similar criteria for soundness. As a further means of managing its credit risk, the Sogou Group holds its cash and bank deposits in a number of different financial institutions. As of December 31, 2018 and 2019, the Sogou Group held its cash, cash equivalents, restricted cash, and short-term investments in different financial institutions and held no more than approximately 29% and 27% of its total cash, cash equivalents, restricted cash, and short-term investments at any single institution.

Under PRC law, it is generally required that a commercial bank in the PRC that holds third party cash deposits protect the depositors’ rights over and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis.

Accounts Receivable

As of December 31, 2018 and 2019, the Sogou Group’s accounts receivable from its top three customers represented 59%, and 50%, respectively, of the Sogou Group’s aggregate accounts receivable balance, and a single customer accounted for 38%, and 22%, respectively, of such balance.

Management assesses the credit quality of and sets credit limits on the Sogou Group’s customers, taking into account their financial position, the availability of guarantees from third parties, their credit history, and other factors such as current market conditions. In estimating the Sogou Group’s general allowance for doubtful accounts, management considers many factors, including among other things the results of reviews of delinquent accounts, aging analyses and customer credit analyses, and analysis of historical bad debt records and current economic trends.

Financing Receivables

Financing receivables consisted of the principal amounts of small consumer loans made by the Sogou Group to individual borrowers and related interest accrued on these loans. As of December 31, 2018 and 2019, no borrower accounted for 10% or more of the financing receivables balance. The Sogou Group is subject to credit risks resulting from defaults by borrowers and records an allowance based on its estimated probable losses against its financing receivables. The Sogou Group manages the credit risk of financing receivables by performing credit assessments on its borrowers and ongoing monitoring of the outstanding balances.

b. Foreign Currency Exchange Rate Risks

While the reporting currency of the Sogou Group is the U.S. dollar, to date almost all of its revenues and costs, almost half of its assets, and almost all of its liabilities are denominated in RMB. As a result, the Sogou Group is exposed to foreign exchange risk, as its revenues and assets may be affected by fluctuations in the exchange rate between the U.S. dollar and the RMB. If the RMB depreciates against the U.S. dollar, the value of the Sogou Group’s RMB revenues and assets as expressed in its U.S. dollar financial statements will decline.